Contingencies - Additional Information (Detail) $ in Millions		9 Months Ended
	Jan. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) site	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Self-insured insurance reserves, including group medical insurance reserves		$ 5.7	$ 6.3
Number of sites | site		3
Product Recall [Member]
Loss Contingencies [Line Items]
Reserve for settlement	$ 0.6
Accrued expenses and other current liabilities [Member]
Loss Contingencies [Line Items]
Environmental accruals		$ 0.4	0.4
Other Noncurrent Liabilities [Member]
Loss Contingencies [Line Items]
Environmental accruals		$ 0.7	$ 0.6